Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Commitments to Purchase Raw Materials or Service

As of March 31, 2025, LakeShore Group has the following commitments to purchase construction in progress, raw materials and services :

	As of March 31,
	2025	2025
	(RMB)	(US$)
Construction in progress	5,816,677	$810,325
Other professional service fees	2,900,000	404,001
Purchase raw materials	12,639,493	1,760,816
Research and development	19,200,222	2,674,796
Total	40,556,392	$5,649,938